Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(29,417)	(29,417)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,850)	(2,084	) (1)	234 (2)

Accumulated other comprehensive income (loss) at end of period	$(48,886)	$(39,373	) (3)	$(9,513)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.1 million is expected to be reclassified into earnings in the next 12 months.